Property and Equipment	12 Months Ended
Oct. 31, 2022
Disclosure Of Property Plant And Equipment Text Block Abstract
Property and Equipment
4.	Property and Equipment

Property and equipment is comprised of the following:

Research and development equipment

Cost
Balance, October 31, 2021	$23,150

Addition	7,593
Foreign currency translation	55

Balance, October 31, 2022	$30,798
Accumulated depreciation:

Balance, October 31, 2021	$2,572

Addition	10,335
Foreign currency translation	281

Balance, October 31, 2022	$13,188
Carrying amounts:

Balance, October 31, 2021	$20,578

Balance, October 31, 2022	$17,610